UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21050

BlackRock New Jersey Municipal Bond Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
 BlackRock New Jersey Municipal Bond Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1. Schedule of Investments.

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (Unaudited)

BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.9%
			New Jersey—126.9%
AAA	$ 4,000		Garden St. Pres. Trust, Open Space & Farmland Pres., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	$ 1,250,480
			New Jersey Econ. Dev. Auth.,
BBB	2,000		Cigarette Tax Rev., 5.75%, 6/15/34	06/14 @ 100	2,030,760
B	2,335		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	1,864,894
BBB-	2,000		Fellowship Vlg. Proj., Ser. A, 5.50%, 1/01/25	01/08 @ 102	1,987,680
Baa3	2,250		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,544,300
BBB	1,000		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,038,360
Aaa	1,750		Victoria Hlth. Proj., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,816,553
BBB-	2,500		Winchester Proj., Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,558,000
			New Jersey Edl. Facs. Auth.,
BBB-	500		Fairleigh Dickinson Univ. Proj., Ser. C, 5.50%, 7/01/23	07/14 @ 100	513,460
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,072,960
BBB-	1,000		Fairleigh Dickinson Univ. Proj., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,058,290
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	688,798
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	2,000		Atlantic City Med. Ctr. Proj., 5.75%, 7/01/25	07/12 @ 100	2,087,160
A+	2,000		Catholic Hlth. East Proj., Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,035,520
A3	2,000	[3]	Kennedy Hlth. Sys. Proj., 5.625%, 7/01/31	07/11 @ 100	2,082,900
Baa1	2,500		So. Jersey Hosp. Proj., 6.00%, 7/01/32	07/12 @ 100	2,596,875
AAA	2,250		New Jersey Hsg. & Mtg. Fin. Agcy., Multi-Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,335,478
			Port Auth. of NY & NJ,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,523,460
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,308,927
Caa2	130		Spec. Oblig., Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	12/04 @ 100	130,631
BBB	7,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	6,414,520
AAA	1,000		Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,015,140
			Vineland, GO, MBIA,
AAA	1,000		5.30%, 5/15/29	05/10 @ 101	1,042,060
AAA	1,500		5.375%, 5/15/32	05/10 @ 101	1,553,205

					43,550,411

			Puerto Rico—20.3%
A-	2,250		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,315,632
A	2,100		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,147,313
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,685	[4]	5.25%, 7/01/12	N/A	1,873,804
A-	615		5.25%, 7/01/27	07/12 @ 100	635,935

					6,972,684

			Multi-State—6.7%
Baa1	2,000	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,279,980

			Total Long-Term Investments (cost $51,272,883)		52,803,075

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.6%
550	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $550,000)	$ 550,000

	Total Investments—155.5% (cost $51,822,883)	$ 53,353,075
	Other assets in excess of liabilities—3.4%	1,189,126
	Preferred shares at redemption value, including dividends payable—(58.9)%	(20,225,871)

	Net Assets Applicable to Common Shareholders—100%	$ 34,316,330

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2004, the Trust held 6.7% of its net assets, with a current market value of $2,279,980, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant's principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New Jersey Municipal Bond Trust

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Treasurer Date: January 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito Title: Principal Executive Officer Date: January 20, 2005

By:	/s/ Henry Gabbay

Name: Henry Gabbay Title: Principal Executive Officer Date: January 20, 2005